Income Taxes - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Loss Carryforwards [Line Items]
Taxable deemed dividend estimated	$ 0	$ 0	$ 0
North America
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	30,900,000
Operating loss carryforwards obtained through acquisitions	78,700,000
State:
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	36,900,000
Operating loss carryforwards, subject to expiration	28,500,000
Operating loss carryforwards, not subject to expiration	8,400,000
Foreign:
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	144,100,000
Operating loss carryforwards, subject to expiration	24,900,000
Operating loss carryforwards, not subject to expiration	$ 119,200,000